Real Property Acquisitions and Development (Tables)	12 Months Ended
Dec. 31, 2011
Real Property Acquisitions and Development (Tables) [Abstract]
Unaudited pro forma consolidated results of operations

The following unaudited pro forma consolidated results of operations have been prepared as if the Genesis acquisition had occurred as of January 1, 2010 based on the preliminary purchase price allocations discussed above. Amounts are in thousands, except per share data:

	Year Ended December 31,
	2011	2010
Revenues	$1,454,204	$857,807
Income from continuing operations attributable to common stockholders	$109,068	$81,673
Income from continuing operations attributable to common stockholders per share:
Basic	$0.59	$0.52
Diluted	$0.59	$0.52

Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities

The following table presents the final allocation of the purchase price to assets and liabilities assumed, based on their estimated fair values (in thousands

Land and land improvements	$10,240
Buildings and improvements	170,886
Acquired lease intangibles	41,519
Investment in unconsolidated entity	21,321
Goodwill	68,321
Other acquired intangibles	36,439
Cash and cash equivalents	3,873
Restricted cash	107
Receivables and other assets	5,390
Total assets acquired	358,096
Secured debt	61,664
Below market lease intangibles	4,188
Accrued expenses and other liabilities	36,835
Total liabilities assumed	102,687
Redeemable noncontrolling interests	10,848
Preferred stock	16,667
Capital in excess of par	2,721
Net assets acquired	$225,173

The following table presents the aggregated final purchase price allocations of the assets acquired and liabilities assumed for all seniors housing operating partnership transactions for the periods presented (in thousands):

	Year Ended December 31,
	2011	2010
Land and land improvements	$112,350	$75,620
Buildings and improvements	1,512,764	686,911
Acquired lease intangibles	122,371	63,757
Investment in unconsolidated entities	14,960	0
Cash and cash equivalents	38,952	8,532
Restricted cash	20,699	5,899
Receivables and other assets	901	14,399
Total assets acquired	1,822,997	855,118
Secured debt	796,273	305,167
Accrued expenses and other liabilities	44,483	8,270
Total liabilities assumed	840,756	313,437
Capital in excess of par	6,017	43,641
Noncontrolling interests	69,984	107,774
Net assets acquired	$906,240	$390,266

Summary of real property investment activity

The following is a summary of our real property investment activity for the periods presented (in thousands):

	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
Real property acquisitions:
Seniors housing triple-net	$3,320,664	$1,028,529	$11,650
Seniors housing operating	1,747,485	816,000	0
Medical facilities(1)	610,843	626,414	56,023
Land parcels	19,084	4,300	0
Total acquisitions	5,698,076	2,475,243	67,673
Less: Assumed debt	(961,928)	(559,508)	0
Assumed other items, net	(210,411)	(208,314)	0
Cash disbursed for acquisitions	4,525,737	1,707,421	67,673
Construction in progress additions:
Seniors housing triple-net	182,626	85,993	333,572
Medical facilities	165,593	252,594	221,760
Total construction in progress additions	348,219	338,587	555,332
Less: Capitalized interest	(13,164)	(20,320)	(40,969)
Accruals(2)	(33,451)	(11,435)	(21,466)
Cash disbursed for construction in progress	301,604	306,832	492,897
Capital improvements to existing properties	77,781	59,923	38,389
Total cash invested in real property	$4,905,122	$2,074,176	$598,959

(1)	Includes $318,608,000 relating to acquisitions of 12 medical facilities that closed in the fourth quarter of 2011. The allocation of the purchase price consideration is preliminary and subject to change.
(2)	Represents non-cash accruals for amounts to be paid in future periods relating to properties that converted in the period noted above.

Summary of construction projects placed into service and generating revenues

The following is a summary of the construction projects that were placed into service and began generating revenues during the periods presented

	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
Development projects:
Seniors housing triple-net	$114,161	$273,034	$550,504
Medical facilities	355,935	162,376	183,127
Total development projects	470,096	435,410	733,631
Expansion projects	45,414	3,216	4,288
Total construction in progress conversions	$515,510	$438,626	$737,919

Future minimum lease payments receivable under operating leases

At December 31, 2011, future minimum lease payments receivable under operating leases (excluding properties in our seniors housing operating partnerships and excluding any operating expense reimbursements) are as follows (in thousands):

2012	$931,680
2013	923,885
2014	876,401
2015	846,878
2016	836,858
Thereafter	6,163,444
Totals	$10,579,146